Risk and Capital Management (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Financial Asset
Financial guarantee contracts [member]
IfrsStatementLineItems [Line Items]
Expected credit loss	R$ 810,000,000	767,000,000
Loan commitments [member]
IfrsStatementLineItems [Line Items]
Expected credit loss	2,874,000,000	4,433,000,000
Financial Assets At Amortised Cost And At Fair Value Through Other Comprehensive Income [Member]
IfrsStatementLineItems [Line Items]
Financial Asset	1,256,751,000,000
Expected credit loss	(54,476,000,000)	(46,348,000,000)
Financial Assets At Amortised Cost And At Fair Value Through Other Comprehensive Income [Member] | Loan And Lease Operations And Other Securities [Member]
IfrsStatementLineItems [Line Items]
Financial assets		1,078,891
Financial Assets At Amortised Cost And At Fair Value Through Other Comprehensive Income [Member] | Pessimistic Scenario [Member]
IfrsStatementLineItems [Line Items]
Expected Increase Decrease In Expected Credit Loss	(530,000,000)	(340,000,000)
Financial Assets At Amortised Cost And At Fair Value Through Other Comprehensive Income [Member] | Base Case Scenario [Member]
IfrsStatementLineItems [Line Items]
Expected Increase Decrease In Expected Credit Loss	198,000,000	163,000,000
Financial Assets At Amortised Cost And At Fair Value Through Other Comprehensive Income [Member] | Optimistic Scenario [Member]
IfrsStatementLineItems [Line Items]
Expected Increase Decrease In Expected Credit Loss	R$ 530,000,000	R$ 1,788,000,000